SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
STATEMENTS OF COMPREHENSIVE INCOME
Unrealized securities holding gains, tax	¥ 0	¥ (8)	¥ (2)
Foreign currency translation adjustments, tax	0	0	0
Parent Company
STATEMENTS OF COMPREHENSIVE INCOME
Unrealized securities holding gains, tax	0	(8)	(2)
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0